COST OF REVENUE	12 Months Ended
Dec. 31, 2023
COST OF REVENUE.
COST OF REVENUE

15.COST OF REVENUE

Cost of revenue consists of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of vehicle	2,210,715,054	1,580,778,797	1,294,946,115	182,389,346
Staff cost	105,771,335	105,613,337	87,602,016	12,338,486
Outsourcing fee	253,845	10,475,145	32,241,232	4,541,083
Leasing interest expense*	119,692,726	61,128,565	13,016,727	1,833,368
Commission to car dealerships	375,702,902	26,756,550	—	—
Staff incentive	61,894,967	—	—	—
Others	83,979,043	45,337,379	84,057,025	11,839,183
	2,958,009,872	1,830,089,773	1,511,863,115	212,941,466
*	Leasing interest expense refers to interest expense on borrowings by the Company that are directly used to fund finance lease receivables.